Summary of Other Liabilities (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of financial liabilities [abstract]
Accounts payable, accrued expenses, and other items1	$ 7,499	$ 6,571
Accrued interest	714	1,142
Accrued salaries and employee benefits	4,151	2,900
Cheques and other items in transit	2,667	2,440
Current income tax payable	82	275
Deferred tax liabilities	244	284
Defined benefit liability	1,592	3,302
Lease liabilities	5,473	6,095
Liabilities related to structured entities	4,407	5,898
Provisions	1,304	1,569
Total	$ 28,133	$ 30,476